Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for Plan benefits, per the financial statements	$ 916,941
Employer contributions receivable, net of forfeitures at December 31, 2024	259,323
Net income, per form 5500	$ 1,176,264